Other current assets (Details) € in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Dec. 31, 2019 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Tax receivables, other than corporate income taxes	€ 802	€ 687		€ 603
Prepaid expenses	615	525		493
Other receivables	805	567		735
Interest rate derivatives measured at fair value (see Note D.20.)	11	0		4
Currency derivatives measured at fair value (see Note D.20.)	284	58		184
Other current financial assets	1,054	900		426
Total	€ 3,571	€ 2,737	[1]	€ 2,445	[1]
Escrow account, settlement | $						$ 315

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.